Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Common stock, shares outstanding (in shares)	13,398,339	6,943,283	4,564,428
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000	20,000,000
Preferred stock, shares outstanding (in shares)	79,246	79,246	79,246
Series C Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000	20,000,000
Preferred stock, shares outstanding (in shares)	0	647,819	0